INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	INVESTMENTS IN EQUITY ACCOUNTED INVESTEES

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2024	2023	2024	2023	2024	2023
PGI	60	60	227	226	3,740	3,894
Alliance	100	50	42	109	—	2,427
Aux Sable	100	42.7 - 50	33	(16)	—	362
Cedar LNG	49.9	49.9	22	(9)	430	202
Other(1)	50 - 75	50 - 75	4	6	97	102
Total			328	316	4,267	6,987
(1)    Other includes Pembina's interest in CKPC, Grand Valley, Fort Corp, and ACG. On December 31, 2023, CKPC was dissolved.
Investments in equity accounted investees include the unamortized differences between the purchase price and the underlying net book value of the investee's assets and liabilities at the purchase date, which is comprised of $1.1 billion (2023: $1.1 billion) in goodwill and $(0.4) billion (2023: $1.7 billion) in property, plant and equipment and intangible assets.
Alliance/Aux Sable Acquisition
On April 1, 2024, Pembina completed its acquisition of Enbridge's interests in the Alliance, Aux Sable, and NRGreen joint ventures. On August 1, 2024, Pembina acquired the remaining non-controlling interest in Aux Sable's U.S. operations. As a result, Pembina now holds 100 percent equity ownership in all Alliance, Aux Sable, and NRGreen businesses. Refer to Note 5 for further information.
At December 31, 2024, as a result of the Acquisition, Pembina had no investments in equity accounted investees held by entities whose functional currency is the U.S. dollar. Previously recognized foreign exchange gains and losses are included in other comprehensive income. For the year ended December 31, 2024, Pembina recorded a gain of $38 million (2023: loss of $41 million).
Distributions and Contributions
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions(1)		Contributions
($ millions)	2024	2023	2024	2023
PGI	505	463	124	33
Alliance	80	279	5	20
Aux Sable	31	70	1	163
Cedar LNG	—	—	241	41
Other(2)	10	7	—	14
Total	626	819	371	271
(1)    Distributions exclude returns of capital. In 2024, Pembina received an incremental $63 million from Cedar LNG as a return of capital (2023: $61 million from PGI).
(2)    Other includes Pembina's interest in CKPC, Grand Valley, Fort Corp, and ACG. On December 31, 2024, CKPC was dissolved.
Distributions received from equity accounted investees, excluding returns of capital, are included in operating activities in the Consolidated Statement of Cash Flows. Distributions from Alliance are subject to satisfying certain financing conditions including complying with financial covenants.
Contributions made to and returns of capital received from investments in equity accounted investees are included in investing activities in the Consolidated Statement of Cash Flows.
Financing Activities for Equity Accounted Investees
Cedar LNG
On June 25, 2024, Pembina and its partner, the Haisla Nation, announced a positive Final Investment Decision ("FID") on the Cedar LNG Project (the "Project"), a floating liquefied natural gas facility to be located in Kitimat, British Columbia. Cedar LNG expects to use asset-level funding to finance approximately 60 percent of the Project's costs with the remaining 40 percent of the Project's costs expected to be financed through equity contributions from both partners.
In advance of the positive FID, various financing arrangements were established between Pembina, the Haisla Nation, and Cedar LNG, to ensure the joint venture had sufficient and adequate cash-flow for all necessary pre-FID activities. As a result of the positive FID, various provisions within these financing arrangements were triggered, whereby Pembina became entitled to either (a) returns of pre-FID contributions; or (b) principal and interest relating to lending arrangements that had been established.
During the first six months of 2024, Pembina made total pre-FID cash payments of $446 million to Cedar LNG, with $241 million as Pembina's equity contributions and $205 million recognized as a loan receivable from its partner. Following the positive FID, Pembina received full repayment of the loan receivable including accrued interest. In addition, Pembina received $63 million in equity distributions from Cedar LNG as a return of pre-FID capital that had been provided on behalf of its partner or in support of other pre-FID commitments. On FID, Pembina also recognized a liability for amounts previously recorded as a provision for contingent consideration on acquisition of Cedar LNG in 2021.
Prior to the positive FID, various letters of credit of $102 million and other parental guarantees were issued by Pembina on behalf of Cedar LNG, which had given rise to an insurance contract liability on Pembina's financial statements. Following the positive FID, the required financial assurances were assumed by Cedar LNG and as a result, Pembina recorded a gain of $34 million upon the derecognition of the related insurance contract liability in the second quarter of 2024. Cedar LNG secured a letter of credit facility whereby future financial assurances will be provided directly by Cedar LNG.
In connection with the positive FID, Cedar LNG entered into project financing including a U.S. $2.7 billion senior secured construction/term loan facility ("Cedar Term Loan") and a $2.6 billion senior secured revolving credit facility ("Cedar Revolving Facility"). The borrowings on the Cedar Term Loan will be used to finance approximately 60 percent of the Cedar LNG Project's costs. The Cedar Revolving Facility will be utilized to provide various letters of credit in support of the Project, including replacing the financial assurances previously issued by Pembina on behalf of Cedar LNG.
Further, during the third quarter of 2024, Cedar LNG also entered into a series of economic interest rate hedges. These hedges, at a weighted average effective rate of 3.84 percent, fix a minimum of 75 percent of Cedar LNG's senior secured debt instruments. The floating debt is priced at USD Secured Overnight Financing Rate ("SOFR").
PGI
In 2024, PGI leveraged its existing credit facilities to finance the previously announced acquisition of midstream assets from Whitecap Resources Inc. and Veren Inc.
Summarized Financial Information
Financial information for Pembina's equity accounted investees is presented (at 100 percent) in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (IFRS except for Alliance, Aux Sable, and Grand Valley which are in accordance with U.S. GAAP). Differences between the equity accounted investee's earnings (loss) and earnings attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date.

For the year ended December 31, 2024 ($ millions)	PGI	Alliance(1)	Aux Sable(1)	Cedar LNG	Other(3)
Earnings and Comprehensive Income
Revenue	1,676	252	329	—	44
Expenses	(522)	(81)	(238)	(3)	(20)
Depreciation and amortization	(368)	(40)	(13)	—	(14)
Interest expense	(253)	(11)	—	—	(1)
Finance costs and other	(39)	2	—	47	(1)
Income tax expense	(122)	—	—	—	—
Earnings	372	122	78	44	8
Earnings attributable to Pembina	227	42	33	22	4

As at December 31, 2024 ($ millions)	PGI	Alliance(2)	Aux Sable(2)	Cedar LNG	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	—	—	79	4
Other current assets	501	—	—	3	5
Non-current assets	13,033	—	—	1,665	86
Current trade, other payables and provisions	210	—	—	7	3
Other current liabilities	47	—	—	—	3
Non-current trade, other payables and provisions	129	—	—	—	—
Other non-current liabilities	6,913	—	—	1,048	22
(1)    The accounting for the results of all Alliance, Aux Sable, and NRGreen businesses changed from the equity method of accounting to being fully consolidated and incorporated into Pembina's financial results commencing April 1, 2024. As such, the numbers presented reflect only the results for the three months ended March 31, 2024. Refer to Note 5 for further information.
(2)    As at December 31, 2024, Pembina holds 100 percent equity ownership in all Alliance, Aux Sable, and NRGreen businesses. Refer to Note 5 for further information.
(3)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

For the year ended December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Earnings and Comprehensive Income
Revenue	1,584	885	798	—	49
Expenses	(547)	(330)	(919)	(17)	(24)
Depreciation and amortization	(356)	(151)	(49)	—	(15)
Interest expense	(259)	(42)	(1)	—	(1)
Finance costs and other	(8)	7	—	—	(3)
Income tax expense	(67)	(1)	—	—	—
Earnings (loss)	347	368	(171)	(17)	6
Earnings (loss) attributable to Pembina	226	109	(16)	(9)	6

As at December 31, 2023 ($ millions)	PGI	Alliance	Aux Sable	Cedar LNG	Other(1)
Statements of Financial Position
Cash and cash equivalents	8	74	19	—	17
Other current assets	521	112	85	—	5
Non-current assets	12,342	1,532	696	161	92
Current trade, other payables and provisions	199	51	74	64	10
Other current liabilities	39	79	31	1	3
Non-current trade, other payables and provisions	102	8	—	—	—
Other non-current liabilities	6,032	810	123	—	25
(1)    Other includes Pembina's interest in Ruby, CKPC, Grand Valley, Fort Corp, and ACG. Pembina owned a 50 percent convertible, cumulative preferred interest in Ruby which it sold on January 13, 2023. On December 31, 2023, CKPC was dissolved.
PGI Goodwill Impairment Testing
At each reporting date, Pembina determines whether there is objective evidence that its equity accounted investments are impaired. For the period ended December 31, 2024, it was determined that there is no objective evidence indicating that Pembina's equity accounted investments are impaired. Pembina's assessment of whether there is objective evidence the equity accounted investment in PGI is impaired requires significant judgment as it is sensitive to a decrease in PGI's projected cash flows, a decrease in the long-term growth rate, or an increase in the after-tax discount rate; any of which could be objective evidence that Pembina's equity accounted investment in PGI is impaired. Pembina also believes an impairment loss recognized by PGI as a result of its annual goodwill impairment test would provide objective evidence that Pembina's equity accounted investment in PGI is impaired.
PGI performed its annual goodwill impairment test in the third quarter of 2024 calculating the recoverable amount based on the fair value less cost to sell. No impairment loss was recognized.
There is measurement uncertainty associated with PGI's annual impairment test. The key assumptions used by PGI that impact the recoverable amount were the projected cash flows for the remaining useful life of the assets, the after-tax discount rate and the long-term growth rate. The following table provides sensitivities to reasonably possible changes in each estimate that could result in an impairment of PGI's goodwill.

	Actual	Change required for impairment (percent)
Key assumptions used
Average annual pre-tax cash flow ($ millions)(1)	1,232	6.0
After-tax discount rate (percent)	7.6	0.6
Long-term growth rate (percent)	1.4	0.7
(1)    Average annual forecasted pre-tax cash flows represent 100 percent of PGI's forecasted cash flows.